Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying values of all financial instruments are deemed to approximate fair value due to the short maturity of these instruments and interest rates that approximate current market rates.

Cash and Cash Equivalents

Investments with original maturities of three months or less at the time of purchase are considered cash equivalents. As of June 30, 2011 and December 31, 2010, Green had no cash equivalents.

Inventory

Inventory consists of items held for resale and is carried at the lower of cost or market. Cost is determined using the first in, first out (“FIFO”) method.

Property, Plant and Equipment

Property, plant and equipment is stated at historical cost. Depreciation is generally provided over the estimated useful lives, using the straight-line method, as follows:

Computer equipment and related software	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Furniture and fixtures	3-10 years
Equipment	3-10 years
Vehicle	7 years
Signage	10 years

Green recorded depreciation expense in the amount of $22,157 for the three months ended June 30, 2011, $13,666 for the three months ended June 30, 2010, $47,315 for the six months ended June 30, 2011 and $38,811 for same period in 2010.

The following is a summary of Green’s Property, plant and equipment by major category as of June 30, 2011:

	Cost	Accumulated Depreciation	Net
Computer equipment and related software	$ 16,498	$ 7,149	$ 9,349
Leasehold improvements	441,078	180,758	260,320
Furniture and fixtures	19,998	10,465	9,533
Equipment	198,765	92,535	106,230
Vehicle	48,193	3,442	44,751
Signage	24,103	1,905	22,198
Total	$ 748,635	$ 296,254	$ 452,381

The following is a summary of Green’s Property, plant and equipment by major category as of December 31, 2010:

	Cost	Accumulated Depreciation	Net
Computer equipment and related software	$ 15,859	$ 4,249	$ 11,610
Leasehold improvements	438,678	155,993	282,685
Furniture and fixtures	20,473	9,239	11,234
Equipment	194,838	76,463	118,375
Vehicle	48,193	2,295	45,898
Signage	24,103	700	23,403
Total	$ 742,144	$ 248,939	$ 493,205

Investments in Equity Securities

Marketable Securities

Green considers all of its investments in marketable securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses presented net of tax and reported as a separate component of Stockholders' deficit. Realized gains and losses are determined using the specific identification method. Gains are recognized when realized and are recorded in the Consolidated Statements of Operations as Other income. Losses are recognized as realized or when Green has determined that an other-than-temporary decline in fair value has occurred.

Non-Marketable Securities

Green uses either the cost or equity method of accounting to account for its long-term, non-marketable investment securities. If Green determines that an other-than-temporary decline exists in a non-marketable equity security, Green writes down the investment to its fair value and records the related write-down as an impairment loss in the Consolidated Statements of Operations.

Series B Preferred Stock

Each share of Green’s Series B Preferred Stock is convertible into $5.00 worth of common stock and has one vote. The number of common shares received is based on the market value of the common stock on the date of conversion. Series B Preferred Stock shareholders, at the option of Green, can receive cash or common stock upon conversion. The Preferred Stock is classified as equity as long as there are sufficient shares available to effect the conversion. In some instances certain contracts may pass the option to receive cash or Common Stock to the shareholder. In this case, it is assumed that a cash settlement will occur and balance sheet classification of the affected Preferred Stock and related preferred paid-in capital as a liability.

Deferred Revenue

Deferred revenue arises when customers pay for products and/or services in advance of revenue recognition. Green’s deferred revenue consists solely of unearned revenue associated with the purchase of gift certificates for which revenue is recognized only when the service is performed or the product is delivered.

Revenue Recognition

Revenue is recognized at the time the service is performed or the product is delivered.

Stock Based Compensation

Green recognizes the cost of employee services received in exchange for awards of equity instruments as stock-based compensation expense. Stock-based compensation expense is measured at the grant date based on the fair value of the restricted stock award, option or purchase right and is recognized as expense, less expected forfeitures, over the requisite service period, which typically equals the vesting period. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The fair value of each restricted stock issuance is determined using the closing price of Green’s common stock on the grant date.

Determining the fair value of stock-based awards at the grant date requires judgment, including estimating the following:

•         Expected volatility of our stock;

•         Expected term of stock options;

•         Risk-free interest rate for the period;

•         Expected dividends, if any; and

•         Expected forfeitures.

The computation of the expected volatility assumption used in the Black-Scholes option pricing model for new grants is based on implied volatility when the remaining maturities of the underlying traded options are at least one year and, when the remaining maturities of the underlying traded options are less than one year, it is based on an equal weighting of historical and implied volatilities.

When establishing the expected life assumption, Green reviews annual historical employee exercise behavior with respect to option grants having similar vesting periods. The risk-free interest rate for the period within the expected term of the option is based on the yield of United States Treasury notes in effect at the time of grant. Green has not historically paid dividends, thus the expected dividends used in any calculations are zero. Judgment is required in estimating the amount of stock-based awards that Green expects to be forfeited. Green calculates an expected forfeiture rate for stock options issuances based on historical trends.

The valuation of all options, including the expected life and forfeiture rates of stock options, are calculated based on one employee pool because there is no significant difference in exercise behavior between classes of employees.

As of June 30, 2011 and December 31, 2010, Green had no outstanding options or warrants to purchase shares of our common stock.

Income Taxes

Deferred income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Also, Green's practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

As of June 30, 2011, Green’s deferred tax assets, which are solely related to net operating losses, have been fully offset by a valuation allowance.

Net Loss Per Share

Net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the specified period. Diluted earnings per common share is computed by dividing net income by the weighted average number of common shares and potential common shares during the specified period.

Recent Accounting Pronouncements

Management believes the impact of recently issued standards and updates, which are not yet effective, will not have a material impact on Green’s consolidated financial position, results of operations or cash flows upon adoption.